Additional information - Financial Statement Schedule I - Condensed statement of changes in equity (Details)	12 Months Ended
	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)
Balance at beginning of the year	£ 103,950,000		£ 127,508,000		£ 272,512,000
(Loss)/profit for the year	(113,159,000)		(28,678,000)		(115,510,000)
Total comprehensive loss for the year	(118,161,000)		(25,626,000)		(111,649,000)
Proceeds from issue of shares	158,541,000
Equity-settled share based payments	875,000		1,753,000		198,000
Dividends paid	0	$ 0	0	$ 0	(33,553,000)	$ (44,010,000)
Balance at end of the year	144,890,000		103,950,000		127,508,000
Share capital
Balance at beginning of the year	53,000		53,000		53,000
Proceeds from issue of shares	2,000
Balance at end of the year	55,000		53,000		53,000
Share premium
Balance at beginning of the year	68,822,000		68,822,000		68,822,000
Proceeds from issue of shares	158,539,000
Balance at end of the year	227,361,000		68,822,000		68,822,000
Treasury shares
Balance at beginning of the year	(21,305,000)		(21,305,000)		(21,305,000)
Balance at end of the year	(21,305,000)		(21,305,000)		(21,305,000)
Retained earnings
Balance at beginning of the year	(196,652,000)		(170,042,000)		(13,652,000)
(Loss)/profit for the year	(113,159,000)		(28,678,000)		(115,510,000)
Total comprehensive loss for the year	(113,159,000)		(28,678,000)		(115,510,000)
Equity-settled share based payments	875,000		1,753,000		198,000
Dividends paid					(33,553,000)
Balance at end of the year	(309,251,000)		(196,652,000)		(170,042,000)
Parent
Balance at beginning of the year	293,757,000		305,679,000		309,683,000
(Loss)/profit for the year	(51,681,000)		(13,675,000)		29,351,000
Total comprehensive loss for the year	(51,681,000)		(13,675,000)		29,351,000
Proceeds from issue of shares	158,541,000
Equity-settled share based payments	876,000		1,753,000		198,000
Dividends paid					(33,553,000)
Balance at end of the year	401,493,000		293,757,000		305,679,000
Parent | Share capital
Balance at beginning of the year	53,000		53,000		53,000
Proceeds from issue of shares	2,000
Balance at end of the year	55,000		53,000		53,000
Parent | Share premium
Balance at beginning of the year	68,822,000		68,822,000		68,822,000
Proceeds from issue of shares	158,539,000
Balance at end of the year	227,361,000		68,822,000		68,822,000
Parent | Treasury shares
Balance at beginning of the year	(21,305,000)		(21,305,000)		(21,305,000)
Balance at end of the year	(21,305,000)		(21,305,000)		(21,305,000)
Parent | Retained earnings
Balance at beginning of the year	246,187,000		258,109,000		262,113,000
(Loss)/profit for the year	(51,681,000)		(13,675,000)		29,351,000
Total comprehensive loss for the year	(51,681,000)		(13,675,000)		29,351,000
Equity-settled share based payments	876,000		1,753,000		198,000
Dividends paid					(33,553,000)
Balance at end of the year	£ 195,382,000		£ 246,187,000		£ 258,109,000